Summary of Significant Accounting Policies - Leases - maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases
2023	$ 365,586
2024	340,541
2025	170,270
Total lease payment	876,397
Less: imputed interest	(59,229)
Total lease liability balance	817,168
Less: Operating lease liabilities, current	(328,046)	$ (809,610)
Long-term operating lease liabilities	$ 489,122	$ 103,157